Christopher D. Menconi

+1.202.373.6173

christopher.menconi@morganlewis.com

January 7, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Traded Concepts Trust (File Nos. 333-156529 and 811-22263)
Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, Exchange Traded Concepts Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the forms of Prospectuses and Statements of Additional Information, each dated January 1, 2019, for the Trust’s EMQQ The Emerging Markets Internet & Ecommerce ETF, Bernstein U.S. Research Fund, and Bernstein Global Research Fund, that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 245, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001615774-18-014749 on December 21, 2018.

If you have any questions regarding these materials, please do not hesitate to contact me at 202.373.6173.

Sincerely,

/s/ Christopher D. Menconi

Christopher D. Menconi

Morgan, Lewis & Bockius llp
1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001